Derivatives and hedging (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains and Losses Reclassified From Accumulated Other Comprehensive Loss to Statements of Operations
	December 31,
	2023	2022	2021
Cost of revenue	$336	$123	$(35)
Research and development	2,015	2,640	(717)
Sales and marketing	826	1,025	(266)
General and administrative	908	294	(142)
	$4,085	$4,082	$(1,160)